Trading revenues (Tables)	12 Months Ended
Dec. 31, 2015
Trading revenues
in	2015	2014	2013
Trading revenues (CHF million)
Interest rate products	2,965	5,888	1,025
Foreign exchange products	(1,121)	(4,398)	1,203
Equity/index-related products	(259)	275	956
Credit products	1	265	(879)
Commodity, emission and energy products	(46)	(228)	340
Other products	(200)	224	94
Trading revenues	1,340	2,026	2,739
Represents revenues on a product basis which are not representative of business results within segments, as segment results utilize financial instruments across various product types.

Bank
Trading revenues
in	2015	2014	2013
Trading revenues (CHF million)
Interest rate products	2,947	5,661	1,048
Foreign exchange products	(1,127)	(4,405)	1,201
Equity/index-related products	(276)	273	952
Credit products	1	265	(879)
Commodity, emission and energy products	(46)	(228)	340
Other products	(201)	224	93
Total	1,298	1,790	2,755
Represents revenues on a product basis which are not representative of business results within segments, as segment results utilize financial instruments across various product types.